Derivative financial instruments and hedging activities (Tables)	12 Months Ended
Oct. 31, 2018
Notional Amount of Derivatives by Term to Maturity (Absolute Amounts)

Notional amount of derivatives by term to maturity (absolute amounts)

	As at October 31, 2018
	Term to maturity
(Millions of Canadian dollars)	Within 1 year	1 through 5 years	Over 5 years	Total	Trading	Other than Trading
Over-the-counter contracts
Interest rate contracts
Forward rate agreements	$1,895,613	$8,788	$–	$1,904,401	$1,904,401	$–
Swaps	4,535,040	4,377,512	2,856,403	11,768,955	11,424,094	344,861
Options purchased	101,663	155,985	27,273	284,921	284,921	–
Options written	87,254	156,886	37,217	281,357	281,357	–
Foreign exchange contracts
Forward contracts	1,397,520	30,688	616	1,428,824	1,420,575	8,249
Cross currency swaps	30,358	4,379	1,170	35,907	27,545	8,362
Cross currency interest rate swaps	347,477	767,742	365,880	1,481,099	1,430,437	50,662
Options purchased	33,202	11,037	1,807	46,046	46,046	–
Options written	37,716	12,250	4,515	54,481	54,481	–
Credit derivatives (1)	1,578	5,263	3,424	10,265	9,752	513
Other contracts	81,720	66,686	17,409	165,815	161,323	4,492
Exchange-traded contracts
Interest rate contracts
Futures – long positions	38,825	22,465	11	61,301	61,301	–
Futures – short positions	32,424	23,072	6	55,502	55,502	–
Options purchased	2,587	3,312	–	5,899	5,899	–
Options written	2,544	1,291	–	3,835	3,835	–
Foreign exchange contracts
Futures – long positions	277	–	–	277	277	–
Futures – short positions	340	–	–	340	340	–
Other contracts	228,549	59,308	372	288,229	288,229	–
	$8,854,687	$5,706,664	$3,316,103	$17,877,454	$17,460,315	$417,139

	As at October 31, 2017
	Term to maturity
(Millions of Canadian dollars)	Within 1 year	1 through 5 years	Over 5 years	Total	Trading	Other than Trading
Over-the-counter contracts
Interest rate contracts
Forward rate agreements	$1,156,843	$31,989	$–	$1,188,832	$1,188,832	$–
Swaps	2,570,180	3,450,280	2,331,289	8,351,749	7,854,309	497,440
Options purchased	77,953	124,083	59,435	261,471	261,471	–
Options written	61,765	106,887	63,685	232,337	232,337	–
Foreign exchange contracts
Forward contracts	1,326,223	33,543	623	1,360,389	1,343,196	17,193
Cross currency swaps (2)	20,436	35,662	39,440	95,538	89,254	6,284
Cross currency interest rate swaps	281,590	551,576	268,119	1,101,285	1,048,891	52,394
Options purchased	55,851	13,913	3,386	73,150	73,150	–
Options written	55,922	9,187	2,829	67,938	67,938	–
Credit derivatives (1)	1,975	7,686	3,814	13,475	13,330	145
Other contracts	56,166	49,652	19,241	125,059	120,737	4,322
Exchange-traded contracts
Interest rate contracts
Futures – long positions	33,195	19,688	55	52,938	52,938	–
Futures – short positions	35,726	23,478	9	59,213	59,213	–
Options purchased	8,274	695	–	8,969	8,969	–
Options written	10,872	317	–	11,189	11,189	–
Foreign exchange contracts
Futures – long positions	83	–	–	83	83	–
Futures – short positions	291	142	–	433	433	–
Other contracts	198,360	44,858	528	243,746	243,607	139
	$5,951,705	$4,503,636	$2,792,453	$13,247,794	$12,669,877	$577,917

(1)	Credit derivatives with a notional value of $0.5 billion (October 31, 2017 - $0.1 billion) are economic hedges. Trading credit derivatives comprise protection purchased of $6.2 billion (October 31, 2017 – $8.5 billion) and protection sold of $3.6 billion (October 31, 2017 – $4.8 billion).
(2)	Amounts have been revised from those previously presented.

Summary of Fair Value of Derivative Instruments

Fair value of derivative instruments

	As at
	October 31, 2018		October 31, 2017
(Millions of Canadian dollars)	Positive	Negative	Positive	Negative
Held or issued for trading purposes
Interest rate contracts
Forward rate agreements	$308	$232	$324	$319
Swaps	29,340	25,501	101,481	96,408
Options purchased	3,211	–	3,108	–
Options written	–	3,471	–	3,696
	32,859	29,204	104,913	100,423
Foreign exchange contracts
Forward contracts	13,367	12,929	13,643	14,562
Cross currency swaps	174	258	4,229	3,438
Cross currency interest rate swaps	26,837	25,849	21,740	19,054
Options purchased	1,540	–	1,324	–
Options written	–	1,272	–	1,217
	41,918	40,308	40,936	38,271
Credit derivatives	38	89	157	246
Other contracts	17,668	18,300	13,775	17,183
	92,483	87,901	159,781	156,123
Held or issued for other-than-trading purposes
Interest rate contracts
Swaps	1,226	1,142	1,612	1,177
Options purchased	–	–	–	–
Options written	–	–	–	–
	1,226	1,142	1,612	1,177
Foreign exchange contracts
Forward contracts	31	33	246	250
Cross currency swaps	212	423	207	318
Cross currency interest rate swaps	1,145	1,104	1,545	1,700
	1,388	1,560	1,998	2,268
Credit derivatives	–	5	–	12
Other contracts	150	179	184	184
	2,764	2,886	3,794	3,641
Total gross fair values before:	95,247	90,787	163,575	159,764
Valuation adjustments determined on a pooled basis	(625)	34	(725)	68
Impact of netting agreements that qualify for balance sheet offset	(583)	(583)	(67,827)	(67,705)
	94,039	90,238	95,023	92,127
Impact of netting agreements that do not qualify for balance sheet offset (1)	(57,010)	(57,010)	(58,804)	(58,804)
	$37,029	$33,228	$36,219	$33,323

(1)	Additional impact of offsetting credit exposures on contracts that do not qualify for balance sheet offset.

Fair Value of Derivative Instruments by Term to Maturity

Fair value of derivative instruments by term to maturity

	As at
	October 31, 2018				October 31, 2017
(Millions of Canadian dollars)	Less than 1 year	1 through 5 years	Over 5 years	Total	Less than 1 year	1 through 5 years	Over 5 years	Total
Derivative assets	$28,241	$29,197	$36,601	$94,039	$26,292	$28,810	$39,921	$95,023
Derivative liabilities	26,720	27,013	36,505	90,238	26,414	26,334	39,379	92,127

Summary of Derivative-related Credit Risk

Derivative-related credit risk

	As at
	October 31, 2018 (1)			October 31, 2017 (1)
(Millions of Canadian dollars)	Replacement cost	Credit equivalent amount (2)	Risk-weighted equivalent (3)	Replacement cost	Credit equivalent amount (2)	Risk-weighted equivalent (3)
Over-the-counter contracts
Interest rate contracts
Forward rate agreements	$307	$324	$13	$264	$328	$59
Swaps	9,671	20,321	3,363	10,890	24,318	4,187
Options purchased	610	857	407	283	883	527
Foreign exchange contracts
Forward contracts	4,589	10,944	3,439	5,421	11,555	3,634
Swaps	9,342	13,718	5,002	10,476	12,643	4,498
Options purchased	443	1,100	478	360	1,125	472
Credit derivatives (4)	71	770	153	109	936	149
Other contracts	9,709	9,959	4,303	7,750	6,332	2,945
Exchange-traded contracts	2,912	11,285	225	1,391	8,340	167
	$37,654	$69,278	$17,383	$36,944	$66,460	$16,638

(1)	The amounts presented are net of master netting agreements in accordance with Basel III.
(2)	The total credit equivalent amount includes collateral applied of $16 billion (October 31, 2017 – $18 billion).
(3)	The risk-weighted balances are calculated in accordance with Basel III.
(4)	Excludes credit derivatives issued for other-than-trading purposes related to bought protection

Summary of Replacement Cost of Derivative Instruments by Risk Rating and by Counterparty Type

Replacement cost of derivative instruments by risk rating and by counterparty type

	As at October 31, 2018
	Risk rating (1)					Counterparty type (2)
(Millions of Canadian dollars)	AAA, AA	A	BBB	BB or lower	Total	Banks	OECD governments	Other	Total
Gross positive replacement cost	$25,458	$32,693	$21,215	$15,881	$95,247	$42,937	$18,749	$33,561	$95,247
Impact of master netting agreements	14,544	24,255	15,046	3,748	57,593	36,081	8,348	13,164	57,593
Replacement cost (after netting agreements)	$10,914	$8,438	$6,169	$12,133	$37,654	$6,856	$10,401	$20,397	$37,654

	As at October 31, 2017
	Risk rating (1)					Counterparty type (2)
(Millions of Canadian dollars)	AAA, AA	A	BBB	BB or lower	Total	Banks	OECD governments	Other	Total
Gross positive replacement cost	$26,707	$108,320	$19,672	$8,876	$163,575	$45,723	$18,694	$99,158	$163,575
Impact of master netting agreements	14,468	98,605	10,167	3,391	126,631	38,508	8,342	79,781	126,631
Replacement cost (after netting agreements)	$12,239	$9,715	$9,505	$5,485	$36,944	$7,215	$10,352	$19,377	$36,944

(1)	Our internal risk ratings for major counterparty types approximate those of public ratings agencies. Ratings of AAA, AA, A and BBB represent investment grade ratings and ratings of BB or lower represent non-investment grade ratings.
(2)	Counterparty type is defined in accordance with the capital adequacy requirements of OSFI.

Summary of Fair Values of Derivative and Non-derivative Instruments Categorized by Hedging Relationships

Derivatives and non-derivative instruments

	As at
	October 31, 2018				October 31, 2017
	Designated as hedging instruments in hedging relationships				Designated as hedging instruments in hedging relationships
(Millions of Canadian dollars)	Fair Value	Cash Flow	Net investment	Not designated in a hedging relationship	Fair Value	Cash Flow	Net investment	Not designated in a hedging relationship
Assets
Derivative instruments	$642	$809	$13	$92,575	$736	$482	$41	$93,764
Liabilities
Derivative instruments	1,437	598	28	88,175	740	499	246	90,642
Non-derivative instruments	–	–	25,565	n.a.	–	–	19,950	n.a.

n.a.	not applicable

Summary of Periods when Cash Flows are Expected to Occur and When they are Expected to Affect Profit or Loss for Cash Flow Hedges

The following table indicates the periods when the cash flows are expected to occur and when they are expected to affect profit or loss for cash flow hedges:

	IAS 39
(Millions of Canadian dollars)	As at October 31, 2017
	Within 1 year	1 to 2 years	2 to 3 years	3 to 5 years	Over 5 years	Total
Cash inflows from assets	$938	$243	$151	$59	$98	$1,489
Cash outflows from liabilities	(1,070)	(939)	(3,501)	(476)	(71)	(6,057)
Net cash flows	$(132)	$(696)	$(3,350)	$(417)	$27	$(4,568)

Summary of Items Designated as Hedging Instruments

Fair value hedges – assets and liabilities designated as hedged items

	IFRS 9
	As at and for the year ended October 31, 2018
	Carrying amount		Accumulated amount of fair value adjustments on the hedged item included in the carrying amount
(Millions of Canadian dollars)	Assets	Liabilities	Assets	Liabilities	Balance sheet item(s):	Changes in fair values used for calculating hedge ineffectiveness
Interest rate risk
Fixed rate assets (1)	$20,172	$–	$(529)	$–	Investment securities; Loans – Retail	$(650)
Fixed rate liabilities (1)	–	68,714	–	(1,302)	Deposits – Business and government; Subordinated debentures	1,018

(1)	As at October 31, 2018, the accumulated amount of fair value hedge adjustments remaining in the Balance Sheet for hedged items that have ceased to be adjusted for hedging gains and losses is a loss of $105 million for fixed-rate assets and a loss of $277 million for fixed-rate liabilities.

Cash flow and net investment hedges – assets and liabilities designated as hedged items

	IFRS 9
	As at and for the year ended October 31, 2018
	Balance sheet item(s):	Changes in fair values used for calculating hedge ineffectiveness	Cash flow hedge/foreign currency translation reserve
(Millions of Canadian dollars)			Continuing hedges	Discontinued hedges
Cash flow hedges
Interest rate risk
Variable rate assets	Investment securities; Loans – Retail	$308	$(187)	$(171)
Variable rate liabilities	Deposits – Business and government; Subordinated debentures	(769)	706	477
Foreign exchange risk
Fixed rate assets	Loans – Retail	19	(4)	–
Fixed rate liabilities	Deposits – Business and government	60	95	–
Net investment hedges
Foreign exchange risk
Foreign subsidiaries	n.a.	315	(5,365)	(923)

n.a.	not applicable

Effectiveness of designated hedging relationships

	IFRS 9
	For the year ended October 31, 2018
(Millions of Canadian dollars)	Change in fair value of hedging instrument	Hedge ineffectiveness recognized in income (1)	Changes in the value of the hedging instrument recognized in OCI	Amount reclassified from hedge reserves to income
Fair value hedges
Interest rate risk
Interest rate contracts – fixed rate assets	$605	$(45)	$–	$–
Interest rate contracts – fixed rate liabilities	(1,000)	18	–	–
Cash flow hedges
Interest rate risk
Interest rate contracts – variable rate assets	(318)	(11)	(275)	(37)
Interest rate contracts – variable rate liabilities	751	(1)	674	101
Foreign exchange risk
Cross currency swap – fixed rate assets	(19)	–	(10)	(7)
Cross currency swap – fixed rate liabilities	(61)	–	(137)	(165)
Net investment hedges
Foreign exchange risk
Foreign currency liabilities	(331)	–	(331)	–
Forward contracts	16	–	17	–

(1)	Hedge ineffectiveness recognized in income included losses of $46 million that are excluded from the assessment of hedge effectiveness and are offset by economic hedges.

Results of hedge activities recorded in Net income and Other comprehensive income

IAS 39
(Millions of Canadian dollars)	October 31 2017
Fair value hedges
Gains (losses) on hedging instruments (1)	$(1,076)
Gains (losses) on hedged items attributable to the hedged risk (1)	991
Ineffective portion (1) (2)	(85)
Cash flow hedges
Ineffective portion (1)	(1)
Effective portion (3)	622
Reclassified to income during the period (4)	95
Net investment hedges
Ineffective portion (1)	–
Foreign currency gains (losses) (3)	(1,570)
Gains (losses) from hedges (3)	438

(1)	Amounts are recorded in Non-interest income.
(2)	Amounts include losses of $82 million that are excluded from the assessment of hedge effectiveness and are offset by economic hedges.
(3)	Amounts are included in OCI, net of taxes.
(4)	After-tax gains of $70 million were reclassified from Other components of equity to Net interest income during the year ended October 31, 2017.

Reconciliation of Components of Equity by Hedging Designation

Reconciliation of components of equity

The following table provides a reconciliation by risk category of each component of equity and an analysis of other comprehensive income relating to hedge accounting:

	IFRS 9
	For the year ended October 31, 2018
(Millions of Canadian dollars)	Cash flow hedge reserve	Foreign currency translation reserve
Balance at the beginning of the year	$431	$3,545
Cash flow hedges
Effective portion of changes in fair value:
Interest rate risk	399
Foreign exchange risk	(147)
Equity price risk	(18)
Net amount reclassified to profit or loss:
Ongoing hedges:
Interest rate risk	44
Foreign exchange risk	172
Equity price risk	7
De-designated hedges:
Interest rate risk	(108)
Foreign exchange risk	–
Net gain on hedge of net investment in foreign operations
Foreign exchange denominated debt		(331)
Forward foreign exchange contracts		17
Foreign currency translation differences for foreign operations		841
Tax on movements on reserves during the period	(92)	75
Balance at the end of the year	$688	$4,147

Fair value hedges [member]
Notional Amount of Derivatives by Term to Maturity and Hedging Instrument Rates

The following tables provide the maturity analysis of the notional amounts and the weighted average rates of the hedging instruments and their carrying amounts by types of hedging relationships:

Fair value hedges

	IFRS 9
	As at October 31, 2018
	Notional amounts				Carrying amount
(Millions of Canadian dollars, except average rates)	Within 1 year	1 through 5 years	Over 5 years	Total	Assets	Liabilities
Interest rate risk
Interest rate contracts
Hedge of fixed rate assets	$2,518	$12,778	$4,668	$19,964	$498	$8
Hedge of fixed rate liabilities	14,946	47,658	7,432	70,036	144	1,429
Weighted average fixed interest rate
Hedge of fixed rate assets	1.1%	2.4%	2.8%	2.3%
Hedge of fixed rate liabilities	1.6%	1.8%	1.8%	1.8%

Cash flow hedges [member]
Notional Amount of Derivatives by Term to Maturity and Hedging Instrument Rates

Cash flow hedges

	IFRS 9
	As at October 31, 2018
	Notional amounts				Carrying amount
(Millions of Canadian dollars, except average rates)	Within 1 year	1 through 5 years	Over 5 years	Total	Assets	Liabilities
Interest rate risk
Interest rate contracts
Hedge of variable rate assets	$12,686	$12,805	$1,615	$27,106	$1	$184
Hedge of variable rate liabilities	2,000	38,256	3,978	44,234	796	1
Weighted average fixed interest rate
Hedge of variable rate assets	2.2%	2.4%	2.7%	2.3%
Hedge of variable rate liabilities	2.1%	1.9%	2.5%	2.0%
Foreign exchange risk
Cross currency swaps	$326	$2,978	$153	$3,457	$12	$368
Weighted average CAD-CHF exchange rate	1.27	–	–	1.27
Weighted average CAD-EUR exchange rate	–	–	1.52	1.52
Weighted average USD-EUR exchange rate	–	1.33	–	1.33

Net Investment Hedges [Member]
Notional Amount of Derivatives by Term to Maturity and Hedging Instrument Rates

Net investment hedges

	IFRS 9
	As at October 31, 2018
	Notional/Principal				Carrying amount
(Millions of Canadian dollars, except average rates)	Within 1 year	1 through 5 years	Over 5 years	Total	Assets	Liabilities
Foreign exchange risk
Foreign currency liabilities	$3,457	$18,233	$3,875	$25,565	$–	$25,043
Weighted average CAD-USD exchange rate	1.20	1.28	1.31	1.27
Weighted average CAD-EUR exchange rate	–	–	1.53	1.53
Weighted average CAD-GBP exchange rate	1.91	1.69	–	1.73
Forward contracts	$3,372	$–	$–	$3,372	$13	$28
Weighted average CAD-USD exchange rate	1.31	–	–	1.31
Weighted average CAD-EUR exchange rate	1.49	–	–	1.49
Weighted average CAD-GBP exchange rate	1.68	–	–	1.68